Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Inventory

The Company’s inventory as of September 30, 2023 and December 31, 2022 consists of:

	September 30, 2023	December 31, 2022

Inventory purchased for resale	$1,707,713	$3,052,518
Feeds and eggs processed	105,955	156,984
In-transit inventory	176,995	1,598,650
Inventory, net	$1,990,663	$4,808,152

The Company’s inventory as of December 31, 2022 and December 31, 2021 consists of:

	December 31, 2022	December 31, 2021

Inventory purchased for resale	$3,052,518	$863,967
Feeds and eggs processed	156,984	72,733
In-transit inventory	1,598,650	1,182,741
Inventory allowance	-	-
Inventory, net	$4,808,152	$2,119,441

Schedule of Estimated Usefule Life of Assets

Fixed assets are stated at cost less accumulated depreciation and are being depreciated using the straight-line method over the estimated useful life of the asset as follows:

RAS System	10 years
Furniture and fixtures	7 to 10 years
Computer equipment	5 years
Warehouse and refrigeration equipment	10 years
Leasehold improvements	7 years
Automobile	5 years
Trade show booth	7 years

Schedule of Lease-related Assets and Liabilities

The table below presents the lease-related assets and liabilities recorded on the balance sheets.

December 31, 2022
Assets
Operating lease assets	$197,540

Liabilities
Current	$57,329
Operating lease liabilities
Noncurrent
Operating lease liabilities	$139,631

Schedule of Supplemental Cash Flow Information Related to Lease

Supplemental cash flow information related to leases were as follows:

Nine Months Ended September 30, 2023

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$37,626
ROU assets recognized in exchange for lease obligations:
Operating leases	$-

Supplemental cash flow information related to leases were as follows:

Year Ended December 31, 2022
Cash used in operating activities:
Operating leases	$58,723
ROU assets recognized in exchange for lease obligations:
Operating leases	$185,135

Schedule of Remaining Lease Term And Discount Rates For operating Lease

The table below presents the remaining lease term and discount rates for operating leases.

September 30, 2023
Weighted-average remaining lease term
Operating leases	3.10 years
Weighted-average discount rate
Operating leases	6.8%

The table below presents the remaining lease term and discount rates for operating leases.

December 31, 2022
Weighted-average remaining lease term
Operating leases	3.70 years
Weighted-average discount rate
Operating leases	6.7%

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities as of September 30, 2023 were as follows:

Operating Leases

2023 (three months remaining)	16,250
2024	59,001
2025	43,941
2026	43,941
2027	10,985
Total lease payments	174,118
Less: amount of lease payments representing interest	(14,823)
Present value of future minimum lease payments	$159,295
Less: current obligations under leases	$(50,769)
Non-current obligations	$108,526

Maturities of lease liabilities as of December 31, 2022, were as follows:

Operating Leases

2023	$70,241
2024	58,827
2025	43,767
2026	43,767
2027	10,942
Total lease payments	$227,544
Less: amount of lease payments representing interest	(30,584)
Present value of future minimum lease payments	$196,960
Less: current obligations under leases	$(57,329)
Non-current obligations	$139,631

Schedule of Lease-Related Assets and Liabilities

The table below presents the lease-related assets and liabilities recorded on the balance sheet as of September 30, 2023.

September 30, 2023
Assets
Operating lease assets	$159,915

Liabilities
Current
Operating lease liabilities	$50,769
Noncurrent
Operating lease liabilities	$108,526

Schedule of Derivative and Warrant Liabilities Measeured at Fair Value

	September 30, 2023
		Fair Value Measurement using Fair Value Hierarchy
	Fair Value	Level 1	Level 2	Level 3
Liabilities
Derivative liability on convertible debt	$1,481,807	$-	$-	$1,481,807
Warrant liability	2,103,122	-	-	2,103,122
Total	$3,584,929	$-	$-	$3,584,929

The table below presents the change in the fair value of the derivative liability convertible debt and warrant liability during the nine months ended September 30, 2023:

Derivative liability balance, January 1, 2023	-
Issuance of derivative liability during the period	264,688
Change in derivative liability during the period	165,714
Derivative liability balance, June 30, 2023	$430,402
Issuance of derivative liability during the period	118,984
Change in derivative liability during the period	932,421
Derivative liability balance, September 30, 2023	$1,481,807

Warrant liability balance, January 1, 2023	-
Issuance of warrant liability during the period	381,538
Change in warrant liability during the period	(265,291)
Warrant liability balance, June 30, 2023	$116,247
Issuance of warrant liability during the period	4,650,502
Settlement of warrant liability	(490,992)
Change in warrant liability during the period	(2,172,635)
Warrant liability balance, September 30, 2023	$2,103,122